PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	£ 2,848	£ 2,840
Within 1 Year [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	1,301	1,120
Within 1 to 5 Years [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	1,419	1,373
Over 5 Years [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Future minimum rentals receivable	£ 128	£ 347